NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-FINANCIAL ASSETS [Abstract]
Schedule of non-current assets and in disposal groups held for sale
	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Current assets
Aircraft	275,000	482,806
Engines and rotables	740	1,943
Other assets	382	401
Total	276,122	485,150

Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held
	As of	As of
	December 31,	December 31,
Aircraft	2020	2019
Boeing 767	11	1
Airbus A350	-	4
Total	11	5